Subsequent Events - Additional Information (Detail) (Subsequent Events, USD $)	1 Months Ended
Aug. 07, 2013 Director
Subsequent Event [Line Items]
Cash dividend approved per common share	$ 0.10
Restricted Stock Units
Subsequent Event [Line Items]
Directors restricted stock units with a grant date value	$ 75,000
Number of directors	2